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                      MORGAN STANLEY LIQUID ASSET FUND INC.
                             Two World Trade Center
                            New York, New York 10048
                                 (212) 392-1600






                                                                November 2, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re: Morgan Stanley Liquid Asset Fund Inc.
  File #811-2575
  Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on October 26, 2001.

                                                  Very truly yours,
                                               /s/Marilyn K. Cranney
                                                  ----------------------
                                                  Marilyn K. Cranney
                                                  Assistant Secretary



cc: Barry Fink Esq.
    Larry Greene, Esq.